Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2024
Summary of significant accounting policies
Schedule of official statistics annual price variation
Price variation	June 30, 2022	June 30, 2023	June 30, 2024	Cumulative as of June 30,2024 (3 years)
Annual	64%	116%	272%	1.213%

Schedule of new accounting standards and amendments
Standards and amendments	Description	Date of application by the Group
IFRS 17 Insurance Contracts

IFRS 17 was issued in May 2017 as replacement for IFRS 4 Insurance Contracts. It requires a current measurement model where estimates are remeasured in each reporting period. Contracts are measured using the building blocks of:

•       discounted probability-weighted cash flows

•       an explicit risk adjustment, and

•       a contractual service margin (CSM) representing the unearned profit of the contract which is recognised as revenue over the coverage period.

The standard allows a choice between recognising changes in discount rates either in the statement of profit or loss or directly in other comprehensive income. The choice is likely to reflect how insurers account for their financial assets under IFRS 9.

An optional, simplified premium allocation approach is permitted for the liability for the remaining coverage for short duration contracts, which are often written by non-life insurers.

There is a modification of the general measurement model called the ‘variable fee approach’ for certain contracts written by life insurers where policyholders share in the returns from underlying items. When applying the variable fee approach, the entity’s share of the fair value changes of the underlying items is included in the CSM. The results of insurers using this model are therefore likely to be less volatile than under the general model.

The new rules will affect the financial statements and key performance indicators of all entities that issue insurance contracts or investment contracts with discretionary participation features.

Targeted amendments made in July 2020 aimed to ease the implementation of the standard by reducing implementation costs and making it easier for entities to explain the results from applying IFRS 17 to investors and others. The amendments also deferred the application date of IFRS 17 to 1 January 2023.

Further amendments made in December 2021 added a transition option that permits an entity to apply an optional classification overlay in the comparative period(s) presented on initial application of IFRS 17. The classification overlay applies to all financial assets, including those held in respect of activities not connected to contracts within the scope of IFRS 17. It allows those assets to be classified in the comparative period(s) in a way that aligns with how the entity expects those assets to be classified on initial application of IFRS 9. The classification can be applied on an instrument-by-instrument basis.

06-30-2024
Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2

The IASB amended IAS 1 Presentation of Financial Statements to require entities to disclose their material rather than their significant accounting policies. The amendments define what is ‘material accounting policy information’ (being information that, when considered together with other information included in an entity’s financial statements, can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements) and explain how to identify when accounting policy information is material. They further clarify that immaterial accounting policy information does not need to be disclosed. If it is disclosed, it should not obscure material accounting information.

To support this amendment, the IASB also amended IFRS Practice Statement 2 Making Materiality Judgements to provide guidance on how to apply the concept of materiality to accounting policy disclosures.

06-30-2024
Definition of accounting estimates - Amendments to IAS 8.

The amendment to IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors” clarifies how entities should distinguish changes in accounting policies from changes in accounting estimates. The distinction is important because changes in accounting estimates are applied prospectively to future transactions and other future events, but changes in accounting policies are generally applied retrospectively to past transactions and other past events, as well as to the current exercise.

06-30-2024
Deferred Tax related to Assets and Liabilities arising from a Single Transaction - Amendments to IAS 12

The amendments to IAS 12 Income Taxes require companies to recognise deferred tax on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. They will typically apply to transactions such as leases of lessees and decommissioning obligations and will require the recognition of additional deferred tax assets and liabilities.

06-30-2024
Global implementation of Pillar Two model

In December 2021, the Organization for Economic Cooperation and Development (OECD) published the Pillar Two model, with the objective of carrying out certain tax reforms applicable to companies.

The rules are designed to ensure that large multinational companies within the scope of the rules pay a minimum level of tax. Generally, the rules apply a supplementary tax system that raises the total amount of taxes paid on an entity's excess profits in a jurisdiction up to the minimum rate of 15%.

** The amendments must be applied immediately, subject to any local endorsement process, and retrospectively in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. However, the disclosures about the known or reasonably estimable exposure to Pillar Two income taxes are only required for annual reporting periods beginning on or after 1 January 2023 and do not need to be made in interim financial reports for interim periods ending on or before 31 December 2023.

Immediately, except for certain disclosures as noted on the left **
Standards and amendment	Description	Date of mandatory adoption for the Group in the year ended on
Classification of Liabilities as Current or Non-current and Non-current liabilities with covenants – Amendments to IAS 1

Amendments made to IAS 1 Presentation of Financial Statements in 2020 and 2022 clarified that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the entity’s expectations or events after the reporting date (e.g. the receipt of a waiver or a breach of covenant). Covenants of loan arrangements will not affect classification of a liability as current or non-current at the reporting date if the entity must only comply with the covenants after the reporting date. However, if the entity must comply with a covenant either before or at the reporting date, this will affect the classification as current or non-current even if the covenant is only tested for compliance after the reporting date.

The amendments must be applied retrospectively in accordance with the normal requirements in IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. Special transitional rules apply if an entity had early adopted the 2020 amendments regarding the classification of liabilities as current or non-current.

Annual periods beginning on or after 1st January 2024.
Lease Liability in a Sale and Leaseback – Amendments to IFRS 16

In September 2022, the IASB finalised narrow-scope amendments to the requirements for sale and leaseback transactions in IFRS 16 Leases which explain how an entity accounts for a sale and leaseback after the date of the transaction.

The amendments specify that, in measuring the lease liability subsequent to the sale and leaseback, the seller-lessee determines ‘lease payments’ and ‘revised lease payments’ in a way that does not result in the seller-lessee recognising any amount of the gain or loss that relates to the right of use that it retains. This could particularly impact sale and leaseback transactions where the lease payments include variable payments that do not depend on an index or a rate.

Annual periods beginning on or after 1st January 2024.
Supplier finance arrangements amendments – amendments to IAS 7 and IFRS 7

The amendments were prepared to respond to requests from investors regarding the need to have more information regarding financing agreements with suppliers, in order to be able to evaluate how these agreements affect liabilities, cash flows and the liquidity risk of an entity. New disclosures must be included in the financial statements, such as the terms and conditions of said agreements, as well as the recorded values of the liabilities, and ranges of payment due dates applicable to the liabilities that are under the Payment Agreement scheme. financing with suppliers, as well as for comparable commercial accounts that are not part of such agreements.

Annual periods beginning on or after 1st January 2024.
Sale or contribution of assets between an investor and its associate or joint venture - Amendments to IFRS 10 and IAS 28

The IASB has made limited scope amendments to IFRS 10 Consolidated Financial Statements and IAS 28 Investments in Associates and Joint Ventures.

The amendments clarify the accounting treatment for sales or contribution of assets between an investor and their associates or joint ventures. They confirm that the accounting treatment depends on whether the non-monetary assets sold or contributed to an associate or joint venture constitute a ‘business’ (as defined in IFRS 3 Business Combinations').

Where the non-monetary assets constitute a business, the investor will recognise the full gain or loss on the sale or contribution of assets. If the assets do not meet the definition of a business, the gain or loss is recognised by the investor only to the extent of the other investor’s interests in the associate or joint venture. The amendments apply prospectively.

In December 2015, the IASB decided to defer the application date of this amendment until such time as the IASB has finalized its research project on the equity method
Amendments to IAS 21 - Lack of Exchangeability

The amendments to IAS 21, issued in August 2023, have been prepared to respond to concerns about diversity in practice when accounting for the lack of interchangeability between currencies. The amendments will assist businesses and investors by addressing an issue that was not previously covered in the accounting requirements for the effects of changes in exchange rates.

An entity shall apply such amendments for annual reporting periods beginning on or after January 1, 2025. Early application is permitted, although it has not been approved by the CNV as of the date of issuance of these Financial Statements. If an entity applies the modifications for a prior period, it shall disclose that fact.

IFRS 18 Presentation and Disclosure in Financial Statements

This is the new standard on presentation and disclosure in financial statements, with a focus on updates to the statement of profit or loss. The key new concepts introduced in IFRS 18 relate to:

● the structure of the statement of profit or loss;

● required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements (that is, management-defined performance measures); and

● enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general.

Annual periods beginning on or after 1st January 2027
IFRS 19 Subsidiaries without Public Accountability: Disclosures

This new standard works alongside other IFRS Accounting Standards. An eligible subsidiary applies the requirements in other IFRS Accounting Standards except for the disclosure requirements and instead applies the reduced disclosure requirements in IFRS 19. IFRS 19’s reduced disclosure requirements balance the information needs of the users of eligible subsidiaries’ financial statements with cost savings for preparers. IFRS 19 is a voluntary standard for eligible subsidiaries.

A subsidiary is eligible if:

● it does not have public accountability; and

● it has an ultimate or intermediate parent that produces consolidated financial statements available for public use that comply with IFRS Accounting Standards.

Annual periods beginning on or after 1st January 2027. Early application is allowed, although it has not been approved by the CNV as of the date of issuance of these Financial Statements.

Schedule of business through several operating and investment companies
			% of ownership interest held by the Group
Name of the entity	Country	Principal activity	06.30.2024	06.30.2023	06.30.2022
Cresud's direct equity interest in:
Brasilagro (1) (2)	Brazil	Agricultural	35.22%	37.88%	39.56%
Futuros y Opciones.Com S.A. (5)	Argentina	Brokerage	51.21%	49.55%	50.10%
Helmir S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
IRSA (2)	Argentina	Real estate	55.40%	56.93%	53.94%
Brasilagro's direct equity interest in:
Araucária Ltda.	Brazil	Agricultural	100.00%	100.00%	100.00%
Cajueiro Ltda.	Brazil	Agricultural	100.00%	100.00%	100.00%
Ceibo Ltda.	Brazil	Agricultural	100.00%	100.00%	100.00%
Cremaq Ltda.	Brazil	Agricultural	100.00%	100.00%	100.00%
Engenho de Maracajú Ltda. (3)	Brazil	Agricultural	-	-	100.00%
Flamboyant Ltda.	Brazil	Agricultural	100.00%	100.00%	100.00%
Jaborandi Ltda.	Brazil	Agricultural	100.00%	100.00%	100.00%
Mogno Ltda.	Brazil	Agricultural	100.00%	100.00%	100.00%
Palmeiras S.A.	Paraguay	Agricultural	100.00%	100.00%	100.00%
Agropecuaria Morotí S.A.	Paraguay	Agricultural	100.00%	100.00%	100.00%
Agrifirma Ltda.	Brazil	Agricultural	100.00%	100.00%	100.00%
Agropecuaria Acres del Sud S.A. (2) (4)	Bolivia	Agricultural	100.00%	100.00%	100.00%
Ombú Agropecuaria S.A. (4)	Bolivia	Agricultural	100.00%	100.00%	100.00%
Yatay Agropecuaria S.A. (4)	Bolivia	Agricultural	100.00%	100.00%	100.00%
Yuchán Agropecuaria S.A. (2) (4)	Bolivia	Agricultural	100.00%	100.00%	100.00%
Futuros y Opciones.Com. S.A.'s direct equity interest in:
Amauta Agro S.A. (5)	Argentina	Agricultural	98.57%	98.57%	98.57%
FyO Acopio S.A. (5)	Argentina	Warehousing and brokerage	98.57%	98.57%	98.57%
FyO Chile SPA	Chile	Brokerage	100.00%	100.00%	100.00%
Helmir S.A.'s direct equity interest in:
FyO Holding S.A.	Uruguay	Investment	50.10%	50.10%	50.10%
			% of ownership interest held by the Group
Name of the entity	Country	Principal activity	06.30.2024	06.30.2023	06.30.2022
IRSA's direct equity interest:
ECLASA	Argentina	Investment	100.00%	100.00%	100.00%
Efanur S.A. (4)	Uruguay	Investment	-	-	100.00%
Hoteles Argentinos S.A.U.	Argentina	Hotel	100.00%	100.00%	100.00%
Inversora Bolívar S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Llao Llao Resorts S.A. (1)	Argentina	Hotel	50.00%	50.00%	50.00%
Nuevas Fronteras S.A.	Argentina	Hotel	76.34%	76.34%	76.34%
Palermo Invest S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Ritelco S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Tyrus S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
U.T. IRSA y Galerias Pacifico (1) (2)	Argentina	Investment	-	50.00%	50.00%
Arcos del Gourmet S.A.	Argentina	Real estate	90.00%	90.00%	90.00%
Emprendimiento Recoleta S.A. (in liquidation)	Argentina	Real estate	53.68%	53.68%	53.68%
Fibesa S.A.U.	Argentina	Real estate	100.00%	100.00%	100.00%
Panamerican Mall S.A.	Argentina	Real estate	80.00%	80.00%	80.00%
Shopping Neuquén S.A.	Argentina	Real estate	99.95%	99.95%	99.95%
Torodur S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
EHSA	Argentina	Investment	70.00%	70.00%	70.00%
Centro de Entretenimiento La Plata	Argentina	Real estate	100.00%	100.00%	100.00%
We Are Appa S.A.	Argentina	Design and software development	98.67%	98.67%	93.63%
Shefa Fiduciaria S.A.U.	Argentina	Trustee Company	100.00%	-	-
Fideicomiso Shefa V.C.	Argentina	Investment	100.00%	-	-
Tyrus S.A.'s direct equity interest in:
DFL y DN B.V.	Bermudas/ Netherlands	Investment	99.63%	99.59%	99.50%
Real Estate Development LLC	United States	Investment	100.00%	-	-
IRSA International LLC	United States	Investment	100.00%	100.00%	100.00%
Jiwin S.A. (4)	Uruguay	Investment	-	-	100.00%
Liveck Ltd. (3)	British Virgin Islands	Investment	100.00%	100.00%	100.00%
Real Estate Strategies LLC	United States	Investment	100.00%	100.00%	100.00%
Efanur S.A.'s direct equity interest in:
Real Estate Investment Group VII LP (REIG VII) (4)	Bermudas	Investment	-	-	100.00%
DFL's direct equity interest in:
Dolphin IL Investment Ltd.	Israel	Investment	100.00%	100.00%	100.00%

Schedule of useful life
Buildings and facilities	Between 5 and 50 years
Machinery and equipment	Between 3 and 24 years
Others	Between 3 and 25 years